Business Combinations - Summary of Business Divestments Transactions (Detail)	12 Months Ended
Dec. 31, 2022
Data Center [Member]
Disclosure Of Business Divestitures [Line Items]
Divestments, Company	Data center
Divestments, Description	A data center business located in the Netherlands.
Business Divestments, transaction date	Nov. 01, 2021
Aerialink [Member]
Disclosure Of Business Divestitures [Line Items]
Divestments, Company	Aerialink
Divestments, Description	A US based company providing premier messaging solutions for business to business communications
Business Divestments, transaction date	Nov. 01, 2022